CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Revenues from services	$ 19,329.9	$ 20,762.8	$ 20,250.5
Cost of services	16,034.1	17,274.6	16,883.8
Gross profit	3,295.8	3,488.2	3,366.7
Selling and administrative expenses	2,606.9	2,768.3	2,854.8
Operating profit	688.9	719.9	511.9
Interest and other expenses	28.2	38.3	36.4
Earnings before income taxes	660.7	681.6	475.5
Provision for income taxes	241.5	254.0	187.5
Net earnings	$ 419.2	$ 427.6	$ 288.0
Net earnings per share - basic (in dollars per share)	$ 5.46	$ 5.38	$ 3.69
Net earnings per share - diluted (in dollars per share)	$ 5.40	$ 5.30	$ 3.62
Weighted average shares - basic (in shares)	76.8	79.5	78.0
Weighted average shares - diluted (in shares)	77.7	80.7	79.6